Shareholder Report, Line Graph (Details) LMF8100_BrandywineGLOBAL - Corporate Credit Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 16,827	$ 15,476	$ 13,660	$ 14,966	$ 14,394	$ 13,146	$ 11,649	$ 11,621	$ 10,804	$ 9,650	$ 17,709
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
ICE BofA U.S. Corporate & High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Corporate & High Yield Index
Accumulated Value	13,533	13,080	11,991	14,074	14,073	12,870	11,262	11,516	10,797	10,000	$ 14,600
Consumer Price Index (CPI) plus 3% annual risk premium [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Consumer Price Index (CPI) plus 3% annual risk premium
Accumulated Value	$ 17,398	$ 16,418	$ 15,424	$ 14,069	$ 12,764	$ 12,226	$ 11,605	$ 11,056	$ 10,513	$ 10,000	$ 18,398